VESSELS, RIGS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Vessels, rigs and equipment, net	$ 2,992,540	$ 3,122,633
Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Cost	3,972,692	4,003,773
Accumulated depreciation	$ (980,152)	$ (881,140)